UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01612

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-2

Address of principal executive offices:	655 Broad Street, 17th Floor, Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French 655 Broad Street, 17th Floor, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-2396

Date of fiscal year end:	12/31/2018

Date of reporting period:	9/30/2018

Item 1. Schedule of Investments

VCA-2

Schedule of Investments

as of September 30, 2018 (unaudited)

Description	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS
Aerospace & Defense — 4.6%
Boeing Co. (The)	21,229	$7,895,065
United Technologies Corp.	22,886	3,199,692

		11,094,757

Air Freight & Logistics — 0.9%
Fedex Corp.	8,943	2,153,385

Automobiles — 0.7%
Tesla Inc.*	5,964	1,579,088

Banks — 10.9%
Bank of America Corp.	164,636	4,850,177
BB&T Corp.	60,715	2,947,106
Citigroup, Inc.	45,564	3,268,761
JPMorgan Chase & Co.	71,312	8,046,846
PNC Financial Services Group, Inc. (The)	24,646	3,356,539
SunTrust Banks Inc.	23,483	1,568,430
Wells Fargo & Co.	39,773	2,090,469

		26,128,328

Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	18,495	2,570,990
Celgene Corp.*	13,272	1,187,711

		3,758,701

Building Products — 0.3%
Johnson Controls International PLC	23,239	813,365

Capital Markets — 0.9%
Goldman Sachs Group, Inc. (The)	9,512	2,132,971

Chemicals — 1.8%
DowDuPont, Inc.	30,650	1,971,102
FMC Corp.	25,584	2,230,413

		4,201,515

Communication Equipment — 1.4%
Cisco Systems, Inc.	70,571	3,433,279

Consumer Finance — 2.2%
Capital One Financial Corp.	30,864	2,929,920
SLM Corp.*	201,627	2,248,141

		5,178,061

Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	30,766	1,642,597

Electric Utilities — 2.9%
American Electric Power Co., Inc.	49,833	3,532,163
Exelon Corp.	79,998	3,492,713

		7,024,876

Electrical Equipment — 1.1%
Eaton Corp. PLC	9,630	835,210
Emerson Electric Co.	23,533	1,802,157

		2,637,367

Electronic Equipment, Instruments & Components — 0.8%
Flex Ltd.*	147,578	1,936,223

Energy Equipment & Services — 0.9%
Halliburton Co.	28,989	1,174,924
Schlumberger Ltd.	16,108	981,299

		2,156,223

Equity Real Estate Investment Trust (REITs) — 1.5%
American Campus Communities Inc.	33,278	1,369,723
American Tower Corp.	15,185	2,206,381

		3,576,104

Food & Staples Retailing — 1.3%
Wal-Mart Stores, Inc.	34,030	3,195,757

Food Products — 2.1%
Conagra Brands, Inc.	69,041	2,345,323
Mondelez International, Inc. (Class A Stock)	59,713	2,565,271

		4,910,594

Health Care Equipment & Supplies — 1.2%
Zimmer Biomet Holdings, Inc.	21,520	2,829,234

Health Care Providers & Service — 2.9%
Cigna Corp.	8,538	1,778,039
Laboratory Corp. of America Holdings*	15,359	2,667,551
UnitedHealth Group, Inc.	9,422	2,506,629

		6,952,219

Hotels, Restaurants & Leisure — 3.6%
Carnival Corp.	31,020	1,978,145
Hyatt Hotels Corp. (Class A Stock)	16,431	1,307,743
Marriott International, Inc. (Class A Stock)	26,114	3,447,831
McDonald’s Corp.	10,596	1,772,605

		8,506,324

Household Products — 1.1%
Procter & Gamble Co. (The)	32,353	2,692,740

Insurance — 2.7%
Brighthouse Financial, Inc.*	27,635	1,222,572
Chubb Ltd. (Switzerland)	21,049	2,812,988
MetLife, Inc.	53,795	2,513,302

		6,548,862

Internet & Direct Marketing Retail — 3.6%
Amazon.com, Inc.*	2,419	4,845,257
Netflix, Inc.*	9,817	3,672,834

		8,518,091

Internet Software & Services — 6.8%
Alibaba Group Holding Ltd. (China), ADR*	19,703	3,246,266
Alphabet, Inc. (Class A Stock)*	5,141	6,205,598
eBay, Inc.*	34,049	1,124,298
Facebook, Inc. (Class A Stock)*	18,062	2,970,477
Tencent Holdings Ltd. (China), ADR	66,213	2,704,139

		16,250,778

IT Services — 3.4%
DXC Technology Co.	13,294	1,243,255
Mastercard Inc.	21,512	4,788,786
PayPal Holdings, Inc.*	23,088	2,028,050

		8,060,091

Life Sciences Tools & Services — 1.3%
Illumina Inc.*	8,382	3,076,697

Media — 2.5%
Comcast Corp. (Class A Stock)	54,474	1,928,924
Liberty Global PLC (United Kingdom) (Class C Stock)*	75,636	2,129,910
Twenty-First Century Fox, Inc. (Class A Stock)	43,550	2,017,672

		6,076,506

Multi-Utilities — 0.7%
Ameren Corp.	26,899	1,700,555

Oil, Gas & Consumable Fuels — 5.9%
Anadarko Petroleum Corp.	25,584	1,724,617
Chevron Corp.	34,224	4,184,911
Noble Energy, Inc.	51,288	1,599,673
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR	55,876	3,807,391
Suncor Energy, Inc. (Canada)	70,092	2,711,859

		14,028,451

Pharmaceuticals — 9.3%
Allergan PLC	10,989	2,093,185
AstraZeneca PLC (United Kingdom), ADR	113,124	4,476,317
Bristol-Myers Squibb Co.	84,089	5,220,245
Elanco Animal Health, Inc.*	4,042	141,025
Eli Lilly & Co.	31,599	3,390,889
Merck & Co., Inc.	36,385	2,581,152
Pfizer, Inc.	100,702	4,437,937

		22,340,750

Road & Rail — 1.2%
Union Pacific Corp.	17,982	2,928,009

Semiconductors & Semiconductor Equipment — 3.3%
Broadcom Ltd.	5,735	1,414,997
NVIDIA Corp.	15,452	4,342,321
Texas Instruments, Inc.	20,929	2,245,472

		8,002,790

Software — 7.0%
Adobe Systems, Inc.*	13,861	3,741,777
Microsoft Corp.	57,656	6,594,117
PTC, Inc.*	18,450	1,959,206
salesforce.com, Inc.*	27,512	4,375,233

		16,670,333

Specialty Retail — 2.6%
Home Depot, Inc.	11,315	2,343,902
Lowe’s Cos, Inc.	16,033	1,840,909
Ross Stores Inc.	21,250	2,105,875

		6,290,686

Technology Hardware, Storage & Peripheral — 2.3%
Apple, Inc.	24,407	5,509,636

Textiles, Apparel & Luxury Goods — 1.1%
Tapestry, Inc.	51,441	2,585,939

Wireless Telecommunication Services — 0.4%
Vodafone Group PLC (United Kingdom), ADR	51,990	1,128,183

TOTAL COMMON STOCKS (cost $154,854,850)		238,250,065

SHORT-TERM INVESTMENT — 1.3%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $3,051,781)(a)	3,051,781	3,051,781

TOTAL INVESTMENTS — 100.8% (cost $157,906,631)		241,301,846
Liabilities in excess of other assets — (0.8)%		(1,845,425)

NET ASSETS — 100%		$239,456,421

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2018 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$11,094,757	$—	$—
Air Freight & Logistics	2,153,385	—	—
Automobiles	1,579,088	—	—
Banks	26,128,328	—	—
Biotechnology	3,758,701	—	—
Building Products	813,365	—	—
Capital Markets	2,132,971	—	—
Chemicals	4,201,515	—	—
Communications Equipment	3,433,279	—	—
Consumer Finance	5,178,061	—	—
Diversified Telecommunication Services	1,642,597	—	—
Electric Utilities	7,024,876	—	—
Electrical Equipment	2,637,367	—	—
Electronic Equipment, Instruments & Components	1,936,223	—	—
Energy Equipment & Services	2,156,223	—	—
Equity Real Estate Investment Trusts (REITs)	3,576,104	—	—
Food & Staples Retailing	3,195,757	—	—
Food Products	4,910,594	—	—
Health Care Equipment & Supplies	2,829,234	—	—
Health Care Providers & Services	6,952,219	—	—
Hotels Restaurants & Leisure	8,506,324	—	—
Household Products	2,692,740	—	—
Insurance	6,548,862	—	—
Internet & Direct Marketing Retail	8,518,091	—	—
Internet Software & Services	16,250,778	—	—
IT Services	8,060,091	—	—
Life Sciences Tools & Services	3,076,697	—	—
Media	6,076,506	—	—
Multi-Utilities	1,700,555	—	—
Oil, Gas & Consumable Fuels	14,028,451	—	—
Pharmaceuticals	22,340,750	—	—
Road & Rail	2,928,009	—	—
Semiconductors & Semiconductor Equipment	8,002,790	—	—
Software	16,670,333	—	—
Specialty Retail	6,290,686	—	—
Technology Hardware, Storage & Peripherals	5,509,636	—	—
Textiles, Apparel & Luxury Goods	2,585,939	—	—
Wireless Telecommunication Services	1,128,183	—	—
Affiliated Mutual Fund	3,051,781	—	—

Total	$241,301,846	$—	$—

Notes to Schedules of Investments (unaudited)

Securities Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Committee’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Account, including: the Account’s Treasurer (or the Treasurer’s direct reports); and the Account’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The valuation procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Account shares.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Account’s Statement of Net Assets.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Account Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund, a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

The Account may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-2

By (Signature and Title)*	/s/ Andrew R. French
Andrew R. French
Secretary of the Fund

Date    November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    November 16, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    November 16, 2018

* Print the name and title of each signing officer under his or her signature.